Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2014
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

        Following the completion of the AerCap Transaction, the results reflect the Successor's accounting policies. The timing and amount of revenues and expenses recognized in results of operations and the classification of amounts recorded in the financial statements in periods subsequent to the Closing Date may differ from the Predecessor presentation. Accordingly, we have listed our significant accounting policies applicable to both the Successor and Predecessor below.

Significant Accounting Policies of the Successor

        Principles of Consolidation:    The accompanying consolidated financial statements include the results of all entities in which we have a controlling financial interest, including VIEs for which we are the PB. The PB is the entity that has both (i) the power to direct the activities of the VIE that most significantly affect the entity's economic performance and (ii) the obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. See Note 25—Variable Interest Entities.

        Use of estimates:    The preparation of Consolidated Financial Statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. For us, the use of estimates is or could be a significant factor affecting acquisition accounting in a business combination, the reported carrying values of flight equipment, intangibles, investments, trade and notes receivable, deferred tax assets and accruals and reserves. Management considers information available from professional appraisers, where possible, to support estimates, particularly with respect to flight equipment. Despite management's best efforts to accurately estimate such amounts, actual results could materially differ from those estimates.

        Cash and cash equivalents:    Cash and cash equivalents include cash and highly liquid investments with an original maturity of three months or less.

        Restricted cash:    Restricted cash includes cash held by banks that is subject to withdrawal restrictions. Such amounts are typically restricted under secured debt agreements and can be used only to service the aircraft securing the debt and to make principal and interest payments on the debt.

        Trade receivables:    Trade receivables represent unpaid, current lessee obligations under existing lease contracts. Allowances are provided for doubtful accounts where the risk of non-recovery is probable. The risk of non-recovery is primarily based on the extent to which amounts outstanding exceed the value of security held, together with an assessment of the financial strength and condition of a debtor and the economic conditions persisting in the debtor's operating environment.

        Flight equipment held for operating leases, net:    Flight equipment held for operating leases, including aircraft, is stated at cost less accumulated depreciation and impairment. Flight equipment is depreciated to its estimated residual value using the straight-line method over the assets' useful life, generally 25 years from the date of manufacture, or different period depending on the disposition strategy. The costs of improvements to flight equipment are normally expensed unless the improvement increases the long-term value of the flight equipment or extends the useful life of the flight equipment. The capitalized cost is depreciated over the estimated remaining useful life of the aircraft. The current estimates for residual values for most aircraft types are 15 percent of original manufacture cost, in line with industry standards, except where more recent industry information indicates a different value is appropriate.

        We review estimated useful lives and residual values of aircraft periodically based on our knowledge and external factors coupled with market conditions to determine if they are appropriate and record adjustments to depreciation prospectively on an aircraft by aircraft basis as necessary.

        On a quarterly basis, we evaluate the need to perform a recoverability assessment when events or changes in circumstances indicate that the carrying value of our long-lived assets may not be recoverable. When a recoverability assessment is required, the review for recoverability includes an assessment of the estimated future cash flows associated with the use of an asset and its eventual disposal. The assets are grouped at the lowest level for which identifiable cash flows are largely independent of other groups of assets. In relation to flight equipment on operating lease, the impairment assessment is performed on each individual aircraft, including lease related assets and liabilities. If the sum of the expected undiscounted future cash flows is less than the carrying amount of the asset, an impairment is recognized. The loss is measured as the excess of the carrying amount of the impaired asset over its fair value.

        Fair value reflects the present value of cash expected to be generated from the aircraft in the future, including its expected residual value discounted at a rate commensurate with the associated risk. Future cash flows are assumed to occur under then current market conditions and assume adequate time for a sale between a willing buyer and a willing seller. Expected future lease rates are based on all relevant information available, including current contracted rates for similar aircraft, appraisal data and industry trends.

        Annually, we perform an impairment assessment for all of our aircraft, including a review of the undiscounted cash flows for aircraft 15 years of age, or older, as the cash flows supporting the carrying value of such older aircraft are more dependent upon current lease contracts, which leases are more sensitive to weaknesses in the global economic environment. Deterioration of the global economic environment and a decrease of aircraft values might have a negative effect on the undiscounted cash flows of older aircraft and might trigger impairments.

        Capitalization of interest:    We capitalize interest on Prepayments on flight equipment in respect of flight equipment on forward order and add such amount to Prepayments on flight equipment. The amount of interest capitalized is the actual interest costs incurred on funding specific to the prepayments, if any, or the amount of interest costs which could have been avoided in the absence of such prepayments.

        Net investment in finance and sales-type leases:    If a lease meets specific criteria under U.S. GAAP, we recognize the lease in Net investment in finance and sales-type leases on our Consolidated Balance Sheets and de-recognize the aircraft from Flight equipment held for operating leases. For sales-type leases, we recognize the difference between the aircraft carrying value and the Net investment in finance and sales-type leases as a gain on sale of assets or an impairment. The amounts recognized for finance and sales-type leases consist of lease receivables and the estimated unguaranteed residual value of the leased flight equipment on the lease termination date, less the unearned income. Expected unguaranteed residual values of leased flight equipment are based on our assessment and independent appraisals of the values of the leased flight equipment at expiration of the lease terms. The unearned income is recognized in Lease revenue on our Consolidated Statements of Operations, over the lease term, in a manner that produces a constant rate of return on the lease.

        Maintenance rights intangible and lease premium, net:    The maintenance rights intangible asset arose from the application of the acquisition method of accounting to aircraft and leases which were acquired in the AerCap Transaction and represented the fair value of our contractual aircraft return rights under our leases at the Closing Date. The maintenance rights intangible asset represents the contractual right under our leases to receive the aircraft in a specified maintenance condition at the end of the lease (EOL contracts) or our right to an aircraft in better maintenance condition by virtue of our obligation to contribute towards the cost of the maintenance events performed by the lessee either through reimbursement of maintenance deposit rents held (MR contracts), or through a lessor contribution to the lessee. The maintenance rights represented the difference between the specified maintenance return condition in our leases and the actual physical condition of our aircraft at the Closing Date.

        For EOL contracts, maintenance rights expense is recognized upon lease termination, to the extent the lease end cash compensation paid to us is less than the maintenance rights intangible asset. Maintenance rights expense is included in Leasing expenses in our Consolidated Statements of Operations. To the extent the lease end cash compensation paid to us is more than the maintenance rights intangible asset, revenue is recognized in Lease revenue in our Consolidated Statement of Operations, upon lease termination. For MR contracts, maintenance rights expense is recognized at the time the lessee provides us with an invoice for reimbursement relating to the cost of a qualifying maintenance event that relates to pre-acquisition usage.

        The lease premium represents the value of an acquired lease where the contractual rent payments are above the market rate. We amortize the lease premium on a straight-line basis over the term of the lease as a reduction of Lease revenue.

        Other definite-lived intangible assets:    These primarily represent customer relationships recorded at fair value as a result of the AerCap Transaction. The rate of amortization of these definite-lived intangible assets is estimated based on the period over which we expect to derive economic benefits from such assets. The amortization expense is recorded in Depreciation and amortization on our Consolidated Statements of Operations. We evaluate all definite-lived intangible assets for impairment when events or changes in circumstances indicate that an intangible asset value may not be recoverable.

        Derivative financial instruments:    We may use derivative financial instruments to manage our exposure to interest rate risks and foreign currency risks. Derivatives are recognized on the balance sheet at their fair value, which includes consideration of the credit rating and risk attaching to the counterparty of the derivative contract. We have considered both the quantitative and qualitative factors when determining our counterparty credit risk. We currently do not apply hedge accounting to our derivatives. Changes in fair value of derivatives are recorded in Interest expense in our Consolidated Statements of Operations.

        Net cash received or paid under derivative contracts in any reporting period is classified as operating cash flows in our Consolidated Statements of Cash Flows.

        Fair Value Measurements:    Fair value is defined as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We measure the fair value of our derivatives on a recurring basis and measure the fair values of aircraft, investment in finance and sales-type leases and asset value guarantees on a non-recurring basis. See Note 26—Fair Value Measurements.

        Other assets:    Other assets consist of inventory, lease incentives, prepaid expenses, debt issuance costs, notes receivable, other receivables and other tangible fixed assets.

        Inventory consists primarily of engine and airframe parts we sell through our subsidiary, AeroTurbine. Inventory is valued at the lower of cost or market value. Cost is primarily determined using the specific identification method for individual part purchases and on an allocated basis for engines and aircraft purchased for disassembly and for bulk purchases. Costs are allocated using the relationship of the cost of the engine, aircraft, or bulk inventory purchase to the estimated retail sales value at the time of purchase. At the time of sale this ratio is applied to the sales price of each individual part to determine its cost. We periodically evaluate this ratio and, if necessary, update sales estimates and make adjustments to this ratio. Generally, inventory that is held for more than four years is considered excess inventory and its carrying value is reduced to zero.

        We capitalize amounts paid or value provided to lessees as lease incentives. We amortize lease incentives on a straight-line basis over the term of the related lease as a reduction of Lease revenue.

        Notes receivable represent amounts advanced in the normal course of our operations and also arise from the restructuring and deferral of trade receivables from lessees experiencing financial difficulties. Allowances are made for doubtful accounts where the risk of non-recovery is probable. The assessment of the risk of non-recovery where lessees are experiencing financial difficulties is primarily based on the extent to which amounts outstanding exceed the value of security held, together with an assessment of the financial strength and condition of the debtor and the economic conditions persisting in the debtor's operating environment.

        Other tangible fixed assets consist primarily of computer equipment, leasehold improvements and office furniture, and are valued at acquisition cost and depreciated at various rates over the asset's estimated useful life using the straight-line method. Depreciation expense on other tangible fixed assets is recorded in Depreciation and amortization on our Consolidated Statements of Operations.

        Accrued maintenance liability:    Under our aircraft leases, the lessee is responsible for maintenance and repairs and other operating expenses related to our flight equipment during the term of the lease. In certain instances, such as when an aircraft is not subject to a lease, we may incur maintenance and repair expenses for our aircraft. Maintenance and repair expenses are recorded in Leasing expenses in our Consolidated Statements of Operations, to the extent such expenses are incurred by us.

        We may be obligated to make additional payments to the lessee for maintenance related expenses primarily related to usage of major life-limited components existing at the inception of the lease ("lessor maintenance contributions"). For all lease contracts that were not part of the AerCap Transaction, we expense planned major maintenance activities such as lessor maintenance contributions when incurred. The charge is recorded in Leasing expenses in our Consolidated Statements of Operations. In the case we have established an accrual as an assumed liability for such payment in connection with the purchase of an aircraft with a lease attached, such payments are charged against the existing accrual.

        For all contracts outstanding at the Closing Date, we determined the fair value of our maintenance liability, including lessor maintenance contributions, using the present value of the expected cash outflows. The discounted amounts are accreted in subsequent periods to their respective nominal values, up until the expected maintenance event dates, using the effective interest method. The accretion is recorded as an increase to Interest expense in our Consolidated Statements of Operations.

        Debt and Deferred Debt Issuance Costs:    Long-term debt is carried at the principal amount borrowed, including unamortized discounts and premiums and fair value adjustments, where applicable. The fair value adjustments reflect the application of the acquisition method of accounting to the debt outstanding on the Closing Date. We amortize the amount of discount or premium and fair value adjustments over the period the debt is outstanding using the effective interest method. The costs we incur for issuing debt are capitalized and amortized as an increase to Interest expense over the life of the debt using the effective interest method.

        Lessee Security Deposits:    On the Closing Date, we discounted our lessee security deposits to their respective present values. We accrete these discounted amounts to their respective nominal values, over the period we expect to refund the security deposits to each lessee, using the effective interest method, recognizing an increase to Interest expense.

        Revenue recognition:    We lease flight equipment principally under operating leases and recognize rental income on a straight-line basis over the life of the lease. At lease inception, we review all necessary criteria to determine proper lease classification. We account for lease agreements that include step rent clauses on a straight-line basis. The difference between rental revenue recognized and the cash received is included in Other assets, and in the event it is a liability in Accrued expenses, accounts payable and other liabilities. In certain cases, leases provide for rentals contingent on usage. The usage may be calculated based on hourly usage or on the number of cycles operated, depending on the lease contract. Revenue contingent on usage is recognized at the time the lessee reports the usage to us.

        Lease agreements for which base rent is based on floating interest rates are included in minimum lease payments based on the floating interest rate existing at the inception of the lease; any increases or decreases in lease payments that result from subsequent changes in the floating interest rate are contingent rentals and are recorded as increases or decreases in Lease revenue in the period of the interest rate change.

        Our lease contracts normally include default covenants, which generally obligate the lessee to pay us damages to put us in the position we would have been in had the lessee performed under the lease in full. There are no additional payments required which would increase the minimum lease payments. We cease revenue recognition on a lease contract when the collectability of such rentals is no longer reasonably assured. For past-due rentals that exceed related security deposits held, which have been recognized as revenue, provisions are established on the basis of management's assessment of collectability. Such provisions are recorded in Selling, general and administrative expenses on the Consolidated Statements of Operations.

        Revenues from Net investment in finance and sales-type leases are included in Lease revenue in our Consolidated Statements of Operations and are recognized using the interest method to produce a constant yield over the life of the lease.

        Most of our lease contracts require payment in advance. Rentals received, but unearned under these lease agreements are recorded as deferred revenue on the balance sheet.

        Under our aircraft leases, the lessee is responsible for maintenance and repairs of our flight equipment and related expenses during the term of the lease. Under the provisions of many of our leases, the lessee is required to make payments of supplemental maintenance rents which are calculated with reference to the utilization of the airframe, engines and other major life-limited components during the lease. We record as revenue all supplemental maintenance rent receipts not expected to be reimbursed to lessees. We estimate the total amount of maintenance reimbursements for the entire lease and only record revenue after we have received enough maintenance rents under a particular lease to cover the total amount of estimated maintenance reimbursements during the remaining lease term. In these leases, upon lessee presentation of invoices evidencing the completion of qualifying maintenance on the aircraft, we make a payment to the lessee to compensate for the cost of the maintenance, up to the maximum of the supplemental maintenance rent payments made with respect to the lease contract.

        In most lease contracts not requiring the payment of supplemental maintenance rents, the lessee is generally required to re-deliver the aircraft in a similar maintenance condition (normal wear and tear excepted) as when accepted under the lease, with reference to major life-limited components of the aircraft. To the extent that such components are redelivered in a different condition than at acceptance, there is generally EOL cash compensation for the difference at redelivery. We recognize receipts of EOL cash compensation as Lease revenue when received to the extent those receipts exceed the EOL contract maintenance rights intangible asset and receipts of EOL compensation as Leasing expenses to the extent those receipts do not exceed EOL contract maintenance intangible asset.

        For all of our MR contracts, any amounts of accrued maintenance liability existing at the end of a lease are released and recognized as Lease revenue at lease termination. When flight equipment is sold, the portion of the accrued maintenance liability which is not specifically assigned to the buyer is released from the balance sheet, net of any Maintenance rights intangible asset balance, and recognized as Net gain on sale of assets as part of the sale of the flight equipment.

        Net gain on sale of assets originates primarily from the sale of aircraft and engines and are recognized when the delivery of the relevant asset is complete and the risk of loss has transferred to the buyer.

        Other income consists of interest income, management fees, lease termination penalties, and inventory part sales. Income from secured loans, notes receivable and other interest bearing instruments is recognized using the effective yield method as interest accrues under the associated contracts. Lease management fees are recognized as income as they accrue over the life of the contract. Income from the receipt of lease termination penalties is recorded at the time cash is received or when the lease is terminated, if collection is reasonably assured.

        Share-based compensation:    Prior to the AerCap Transaction, certain of our employees participated in various AIG share-based compensation plans, and the associated expense reflects costs allocated to us by AIG. Subsequent to the AerCap Transaction, certain employees received AerCap share-based awards, consisting of restricted stock units and restricted stock. The amount of such expense is determined by reference to the fair value of the restricted stock units or restricted stock on the grant date. The share-based compensation expense is recognized over the vesting period using the straight-line method. See Note 22—Employee Benefit Plans and Share-Based and Other Compensation Plans.

        Foreign currencies:    Foreign currency transactions are translated into U.S. dollars at the exchange rate prevailing at the time the transaction took place. Receivables or payables arising from such foreign currency transactions are remeasured into U.S. dollars at the exchange rate on each subsequent balance sheet date. All resulting exchange gains and losses are recorded in Selling, general and administrative expenses on the Consolidated Statements of Operations.

        Variable interest entities:    We consolidate VIEs in which we have determined that we are the PB. We use judgment when determining (i) whether an entity is a VIE; (ii) who are the variable interest holders; (iii) the elements and degree of control that each variable interest holder has; and (iv) ultimately which party is the PB. When determining which party is the PB, we perform an analysis which considers (i) the design of the VIE; (ii) the capital structure of the VIE; (iii) the contractual relationships between the variable interest holders; (iv) the nature of the entities' operations; and (v) the purposes and interests of all parties involved, including related parties. While we consider these factors, our conclusion about whether to consolidate ultimately depends on the breadth of our decision-making ability and our ability to influence activities that significantly affect the economic performance of the VIE. We continually re-evaluate whether we are the PB for VIEs in which we hold a variable interest.

        Income Taxes:    We recognize an uncertain tax benefit only to the extent that it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.

        Deferred income tax assets and liabilities:    We report deferred taxes resulting from the temporary differences between the book values and the tax values of assets and liabilities using the liability method. The differences are calculated at nominal value using the enacted tax rate applicable at the time the temporary difference is expected to reverse. Deferred tax assets attributable to unutilized losses carried forward or other timing differences are reduced by a valuation allowance if it is more likely than not that such losses will not be utilized to offset future taxable income.

        Reportable segments:    We manage our business and analyze and report our results of operations on the basis of one business segment: leasing, financing, sales and management of commercial aircraft and engines.

Significant Accounting Policies of the Predecessor

        Principles of Consolidation:    The accompanying consolidated financial statements include the results of all entities in which we have a controlling financial interest, including VIEs for which we are the PB. The PB is the entity that has both (i) the power to direct the activities of the VIE that most significantly affect the entity's economic performance and (ii) the obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE.

        Variable Interest Entities:    We consolidate VIEs in which we have determined that we are the PB. We use judgment when determining (i) whether an entity is a VIE; (ii) who are the variable interest holders; (iii) the elements and degree of control that each variable interest holder has; and (iv) ultimately which party is the PB. When determining which party is the PB, we perform an analysis which considers (i) the design of the VIE; (ii) the capital structure of the VIE; (iii) the contractual relationships between the variable interest holders; (iv) the nature of the entities' operations; and (v) the purposes and interests of all parties involved, including related parties. While we consider these factors, our conclusion about whether to consolidate ultimately depends on the breadth of our decision-making ability and our ability to influence activities that significantly affect the economic performance of the VIE. We continually re-evaluate whether we are the PB for VIEs in which we hold a variable interest.

        Lease Revenue:    We lease flight equipment principally under operating leases and recognize rental revenue on a straight line basis over the life of the lease. The difference between the rental revenue recognized and the cash received under the provisions of our leases is included in Lease receivables and other assets and, in the event it is a liability, in Security deposits, deferred overhaul rental and other customer deposits on our Consolidated Balance Sheets. Past-due rental revenue is recognized on the basis of management's assessment of collectability. Management monitors all lessees that are behind in lease payments and evaluates lessee operational and financial issues to determine the amount of rental revenue to recognize for past due amounts. Our customers are required to make lease payments in advance and we generally recognize rental revenue only to the extent we have received payments or hold security deposits. In certain cases, leases provide for additional flight hour revenue based on usage. The usage may be calculated based on hourly usage or on the number of cycles operated, depending on the lease contract. A cycle is defined as one take-off and landing. The usage is typically reported monthly by the lessee. Rental revenue received under the lease agreements, but unearned, is included in Security deposits, deferred overhaul rental and other customer deposits on our Consolidated Balance Sheets.

        Lease revenues from the rental of flight equipment are reduced by the amortization of lease incentives, which primarily consist of our maintenance contributions to lessees in connection with the lease of used aircraft.

        Under the provisions of our leases, lessees are generally responsible for maintenance and repairs, including major maintenance (overhauls) over the term of the lease. Under the provisions of many of our leases, we receive overhaul rentals based on the usage of the aircraft, calculated based on number of hours or cycles operated. The usage is typically reported monthly by the lessee. For certain airframe and engine overhauls incurred by our lessees, we reimburse the lessee for costs up to, but not exceeding, related overhaul rentals that the lessee has paid to us.

        We recognize overhaul rentals received, net of estimated overhaul reimbursements, as revenue. We estimate expected overhaul reimbursements during the life of the lease, which requires significant judgment. Management determines the reasonableness of the estimated future overhaul reimbursement rate considering quantitative and qualitative information including (i) changes in historical pay-out rates from period to period; (ii) trends in reimbursements made; (iii) trends in historical pay-out rates for expired leases; (iv) future estimates of pay-out rates on leases scheduled to expire in the near term; (v) changes in our business model and portfolio strategies and (vi) other factors affecting the future pay-out rates that may occur from time to time. Changes in the expected overhaul reimbursement estimate result in an adjustment to the cumulative deferred overhaul rental balance sheet amount, which is recognized in current period results. If overhaul reimbursements are different than our estimates, or if estimates of future reimbursements change, there could be a material impact on our results of operations in a given period.

        Additionally, in connection with a lease of a used aircraft, we generally agree to contribute to certain maintenance events the lessee incurs during the lease. At the time we pay the agreed upon maintenance reimbursement, we record the reimbursement against deferred overhaul rentals, to the extent we have received overhaul rentals from the lessee, and against return condition deficiency deposits, to the extent received from the prior lessee. We capitalize as lease incentives any amount of the actual maintenance reimbursement we pay in excess of overhaul rentals paid to us by the lessee and payments received from prior lessees for deficiencies in return conditions and amortize the lease incentives as a reduction of revenues from Rental of flight equipment over the remaining life of the lease.

        Capitalized Major Maintenance Costs:    When an aircraft is repossessed or when a lessee defaults on its lease obligations, we may be required to perform major maintenance on the aircraft. In these instances, if we have not received sufficient overhaul rentals under the lease, we capitalize the costs of the overhaul, to the extent that those costs meet the recognition criteria of an asset, and amortize those costs over the period until the next estimated overhaul event.

        Return Condition Payments:    We may receive payments from our lessees at the conclusion of a lease, rather than requiring them to make the required repairs to meet return conditions. These return condition payments are generally negotiated to facilitate an efficient return of the aircraft, which generally results in the aircraft being delivered to the next lessee in a condition less than anticipated during the lease negotiations. The return condition payments are initially recognized as a liability in Security deposits, deferred overhaul rental and other customer deposits on our Consolidated Balance Sheets.

        Lease Incentive Costs:    We capitalize as lease incentives any amounts paid by us to lessees or other parties in connection with the lease transactions. These amounts include the actual maintenance reimbursement we pay in excess of overhaul rentals and payments received from prior lessees for deficiencies in return conditions and lessee-specific aircraft cabin modifications. We amortize the lease incentives as a reduction of revenues from Rental of flight equipment over the remaining life of the lease.

        Flight Equipment Marketing and Gain on Aircraft Sales:    Flight equipment marketing and gain on aircraft sales consists of commissions generated from the leasing and sales of managed aircraft and gains generated from the sale of flight equipment. Flight equipment sales are recognized when substantially all of the risks and rewards of ownership have passed to the new owner. Retained lessee obligations, if any, are recognized as reductions to Flight equipment marketing and gain on aircraft sales at the time of the sale.

        Cash and Cash Equivalents:    We consider cash and cash equivalents with original maturity dates of 90 days or less to be cash on hand and highly liquid investments. At December 31, 2013, cash and cash equivalents consisted of cash on hand and time deposits.

        Restricted Cash:    All cash unavailable for use in our operations is considered restricted cash. Such amounts are typically restricted under secured debt agreements and can be used only to service the aircraft securing the debt and to make principal and interest payments on the debt.

        Foreign Currency:    Assets and liabilities denominated in foreign currencies are translated into US dollars using the exchange rates at the balance sheet date. Foreign currency transaction gains or losses are translated into US dollars using the average exchange rate during the period.

        Flight Equipment:    Flight equipment is stated at cost. Purchases, major additions and modifications and interest on deposits during the construction phase are capitalized. We generally depreciate aircraft using the straight-line method over a 25-year life from the date of manufacture to an estimated residual value. At times, management may change useful lives or residual values of certain aircraft, as appropriate. Any such changes are accounted for on a prospective basis. As of December 31, 2013, 104 of our aircraft, with a net book value of $1.1 billion, are being depreciated over useful lives of less than 25-years from the date of manufacture. The weighted average useful life of these aircraft, weighted by the net book value of such aircraft, is 16.9 years.

        Vendor Payments:    As part of the purchase of new aircraft, aircraft engines and related equipment, we will often obtain payments from our vendors in the form of cash and other consideration ("vendor payments"). Generally, vendor payments are recognized as a reduction in the purchase price of aircraft, unless facts and circumstances indicate that the vendor payment was provided as compensation for a service provided by us or as a reimbursement of costs incurred by us to sell the vendor's products.

        Impairments on Flight Equipment Held for Use:    Management evaluates quarterly the need to perform a recoverability assessment of held for use aircraft considering the requirements under GAAP and performs this assessment at least annually for all aircraft in our fleet. Recoverability assessments are performed whenever events or changes in circumstances indicate that the carrying amount of our aircraft may not be recoverable. Some of these events or changes in circumstances may include potential disposals of aircraft (sales or part-outs), changes in contracted lease terms, changes in the lease status of an aircraft (leased, re-leased, or not subject to lease), repossessions of aircraft, changes in portfolio strategies, changes in demand for a particular aircraft type and changes in economic and market circumstances. Economic and market circumstances include the risk factors affecting the airline industry. Any of these events would be considered when it occurs before the financial statements are issued, including lessee bankruptcies occurring subsequent to the balance sheet date.

        Recoverability of an aircraft's carrying amount is measured by comparing the carrying amount of the aircraft to the estimated future undiscounted cash flows expected to be generated by the aircraft. The undiscounted cash flows used in the recoverability assessment include the current contractual lease cash flows and projected future non-contractual lease cash flows, both of which include estimates of net overhaul rental collections, where appropriate, extended to the end of our estimated holding period, and an estimated disposition value for each aircraft. If the future undiscounted cash flows are less than the aircraft carrying amount, the aircraft is impaired and is re-measured to fair value in accordance with our Fair Value Policy. The difference between the fair value and the carrying amount of the aircraft is recognized as an impairment loss separately in our Consolidated Statements of Operations. Management is active in the aircraft leasing industry and develops the assumptions used in the recoverability assessment.

        As part of our recurring recoverability assessment process, we update the critical and significant assumptions used in the recoverability assessment, including projected lease rates and terms, estimated net overhaul rental collections, residual values, and estimated aircraft holding periods. In updating these critical and significant assumptions, we consider (i) current and future expectations of the global demand for a particular aircraft type; (ii) the impact of fuel price volatility and higher average fuel prices; (iii) the growing impact of new technology aircraft; (iv) the higher production rates sustained by manufacturers of more fuel-efficient newer generation aircraft during the recent economic downturn; (v) the unfavorable impact of low rates of inflation on aircraft values; (vi) current market conditions and industry outlook for future marketing of older mid-generation aircraft and aircraft that are out of production; (vii) decreasing number of lessees for older aircraft; (viii) end-of-life management capabilities provided by our subsidiary, AeroTurbine; and (ix) events occurring subsequent to our balance sheet date that affect the value of our fleet.

        Flight Equipment Held for Sale:    We classify aircraft as Flight equipment held for sale when all the criteria under GAAP are met. Such amounts are included in Lease receivables and other assets on our Consolidated Balance Sheets. Aircraft classified as Flight equipment held for sale are recognized at the lower of their carrying amount or estimated fair value less estimated costs to sell. If the carrying amount of the aircraft exceeds its estimated fair value, then a fair value adjustment is recognized separately in our Consolidated Statements of Operations.

        Management uses judgment in evaluating these criteria. Due to the significant uncertainties of potential sale transactions, the held for sale criteria generally will not be met unless the aircraft is subject to a signed sale agreement or management has made a specific determination and obtained appropriate approvals to sell a particular aircraft or group of aircraft. At the time aircraft are classified as Flight equipment held for sale, we cease recognizing depreciation expense.

        We designate an aircraft for part-out when the aircraft is subject to an executed consignment agreement. At that time, we reclassify the aircraft from Flight equipment to Lease receivables and other assets at the lower of its carrying amount or estimated fair value less estimated costs to sell. At the time aircraft are classified as Lease receivables and other assets, the cost and accumulated depreciation are removed from Flight equipment.

        Investment in finance and sales-type leases:    If a lease meets specific criteria under GAAP at the inception of the lease, we recognize the lease in Net investment in finance and sales-type leases on our Consolidated Balance Sheets. For sales-type leases, we de-recognize the aircraft and any lease-related assets or liabilities from our Consolidated Balance Sheets and recognize the difference between the aircraft carrying value, including the lease-related assets or liabilities, and the Net investment in finance and sales-type leases as a gain or loss in our Consolidated Statements of Operations. The amounts recognized for finance and sales-type leases consist of lease receivables and the estimated unguaranteed residual value of the leased flight equipment on the lease termination date, less the unearned income. The unearned income is recognized as Other income in our Consolidated Statements of Operations over the lease term in a manner that produces a constant rate of return on the lease.

        Allowance for Credit Losses:    An allowance for credit losses is established if it is probable that we will be unable to collect all amounts due according to the original contractual terms of the finance and sales-type receivables and notes receivable ("financing receivables"). Financing receivables consist of net investment in finance and sales-type leases recognized as the gross investment in the lease, less unearned income, and notes receivable recognized at cost. The allowance for credit losses is reported as a reduction of the financing receivables carrying value on the Consolidated Balance Sheets. Additions to the allowance for credit losses are recognized in our Consolidated Statements of Operations in Selling, general and administrative expenses.

        Collectability of financing receivables is evaluated periodically on an individual note and customer level. Financing receivables are considered impaired when we determine that it is probable that we will not be able to collect all amounts due according to the original contractual terms. Individual credit exposures are evaluated based on the realizable value of any collateral, and payment history. The estimated recoverable amount is the value of the expected future cash flows, including amounts that may be realized from the value of the collateral. Allowances for specific credit losses are established for the difference between the carrying amount and the estimated recoverable amount. The accrual of interest income based on the original terms of the financing receivable is discontinued based on the facts and circumstances of the individual credit exposure, and any future interest income is recognized based on cash receipts. Any subsequent changes to the amounts and timing of the expected future cash flows compared with the prior estimates result in a change in the allowance for credit losses and are charged or credited to Selling, general and administrative expense. An allowance is generally reversed only when cash is received in accordance with the original contractual terms of the note. A write-off of the financing receivable is made when recoverability has been abandoned or amounts have been forgiven. Write-offs are charged against previously established allowances for credit losses. Partial or full recoveries of amounts previously written off are credited to the provision for credit loss.

        We also evaluate other receivables from customers periodically for collectability on an individual customer level. Allowances for specific credit losses are established for the difference between the carrying amount and the estimated recoverable amount. A write-off of other receivables is made when recoverability has been abandoned or amounts have been forgiven. Write-offs are charged against previously established allowances for credit losses. Partial or full recoveries of amounts previously written off are credited to the provision for credit loss.

        Capitalized Interest:    We borrow funds to finance progress payments for the construction of flight equipment ordered and capitalize the interest incurred on such borrowings in the cost of the flight equipment. This amount is calculated using our composite borrowing rate.

        Deferred Debt Issue Costs and Debt Discounts and Premiums:    The costs we incur for issuing debt are capitalized and amortized as an increase to interest expense over the life of the debt using the effective interest method. If we issue debt at a discount or premium, we amortize the amount of discount or premium over the life of the debt using the effective interest method.

        Derivative Financial Instruments:    From time to time, we may employ a variety of derivative financial instruments to manage our exposure to interest rate risks and foreign currency risks. Derivatives are recognized on our Consolidated Balance Sheets at fair value. AIG Markets, Inc., a related party, is the counterparty to all our interest rate swaps and foreign currency swaps. We apply either fair value or cash flow hedge accounting when transactions meet specified criteria for hedge accounting treatment. If the derivative does not qualify for hedge accounting, the change in fair value of the derivative is immediately recognized in earnings. If the derivative qualifies for hedge accounting and is designated and documented as a hedge, changes in the fair value of the hedge are either recognized in income along with changes in the fair value of the item being hedged for fair value hedges, or recognized in OCI to the extent the hedge is effective for cash flow hedges. We have elected to classify the cash flows from derivative instruments that have been designated as fair value or cash flow hedges in accordance with GAAP in the same category as the cash flows from the items being hedged.

        At the time the derivative is designated as a hedge, we formally document the relationship between the hedging instrument and hedged item including risk management objectives and strategies for undertaking the hedge transactions. This includes linking the derivative designated as a fair value, a cash flow, or a foreign currency hedge to a specific asset or liability on the balance sheet. We also assess, both at the hedge's inception and on an ongoing basis, whether the hedge has been and is expected to be highly effective in offsetting changes in the fair value or cash flow of hedged item. We use the "hypothetical derivative method" when we assess the effectiveness of a hedge. When it is determined that a hedge has ceased to be highly effective as a hedge, we discontinue hedge accounting.

        We discontinue hedge accounting prospectively when (i) we determine that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised; or (iii) management determines that designating the derivative as a hedging instrument is no longer appropriate.

        In all situations in which hedge accounting is discontinued and the derivative remains outstanding, we carry the derivative at its fair value on the balance sheet, recognizing changes in the fair value in current-period earnings. The remaining balance in AOCI at the time we discontinue hedge accounting for cash flow hedges is amortized into income over the remaining life of the previously hedged item. If the expected cash flows of the previously hedged item are no longer expected to occur, any related amounts remaining in AOCI would be immediately recognized in earnings.

        Inventory:    Our inventory consists primarily of engine and airframe parts and rotable and consumable parts and is included in Lease receivables and other assets on our Consolidated Balance Sheets. We value our inventory at the lower of cost or market. Cost is primarily determined using the specific identification method for individual part purchases and on an allocated basis for engines and aircraft purchased for disassembly and for bulk inventory purchases. Costs are allocated using the relationship of the cost of the engine, aircraft or bulk inventory purchase to the estimated retail sales value at the time of purchase. At the time of sale, this ratio is applied to the sales price of each individual part to determine its cost. We periodically evaluate this ratio and, if necessary, update sales estimates and make adjustments to this ratio. Generally, inventory that is held for more than four years is considered excess inventory and its carrying value is reduced to zero.

        Goodwill and Other Acquired Intangible Assets:    As a result of our acquisition of AeroTurbine, we recognized goodwill and other intangible assets. Goodwill represents the excess of the cost of the acquired business over the fair value of identifiable assets acquired. Goodwill is not amortized, but is subject to impairment testing annually or more often when events or circumstances indicate that it is more likely than not it is impaired. We amortize the cost of other acquired intangible assets over their estimated useful lives on a straight-line basis. Amortizable intangible assets are tested for impairment based on undiscounted cash flows and, if impaired, written down to fair value based on discounted cash flows. Goodwill and other acquired intangible assets are included in Lease receivables and other assets on our Consolidated Balance Sheets.

        Other Comprehensive Income (Loss):    We report gains and losses associated with changes in the fair value of derivatives designated as cash flow hedges and unrealized gains and losses on marketable securities classified as "available-for-sale" in comprehensive income or loss.

        Guarantees:    In limited cases, we have previously contracted to provide aircraft asset value guarantees to financial institutions and other third parties for a fee. We recognize the guarantee fee paid to us in Accrued interest and other payables on our Consolidated Balance Sheets. The fee received is amortized into Flight equipment marketing and gain on aircraft sales in our Consolidated Statements of Operations over the guarantee period. When it becomes probable that we will be required to perform under a guarantee, we cease recognition of the guarantee fee income and accrue a liability based on an estimate of the loss we will incur to perform under the guarantee. The provision for losses on aircraft asset value guarantees represents changes made in the current period based on our estimate of the losses on asset value guarantees that are probable of being exercised. We reverse the liability only when it is no longer probable that we will incur a loss.

        Fair Value Measurements:    Fair value is defined as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We measure the fair value of our derivatives on a recurring basis and measure the fair values of aircraft, investment in finance and sales-type leases and asset value guarantees on a non-recurring basis.

        Income Taxes:    ILFC is included in the consolidated federal income tax return of AIG as well as certain state tax returns where AIG files on a combined/unitary basis. Our provision for federal income taxes is calculated on a separate return basis, adjusted to give recognition to the effects of net operating losses, foreign tax credits and other tax benefits to the extent we estimate that they would be realizable in AIG's consolidated federal income tax return. Under our tax sharing agreement with AIG, we settle our current tax liability as if ILFC and its subsidiaries are each a separate standalone taxpayer. Thus, AIG credits us to the extent our net operating losses, foreign tax credits and other tax benefits (calculated on a separate return basis) are used in AIG's consolidated tax return and charges us to the extent of our tax liability (calculated on a separate return basis). To the extent the benefit of a net operating loss is not utilized in AIG's consolidated federal income tax return, AIG reimburses us upon the expiration of the loss carry-forward period as long as we are still included in AIG's consolidated federal income tax return and the benefit would have been utilized if we had filed a separate consolidated federal income tax return. Our provision for state income taxes includes California, in which we file with AIG using the unitary apportionment factors, and certain other states, in which we file separate tax returns.

        We calculate our provision for income taxes using the asset and liability method. This method considers the future tax consequences of temporary differences between the financial reporting and the tax basis of assets and liabilities measured using currently enacted tax rates. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

        We recognize an uncertain tax benefit only to the extent that it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.

        Share-based Compensation:    We participate in AIG's share-based payment and liability award programs and our share of the calculated costs is allocated to us by AIG. Compensation expense is recognized over the period during which an employee is required to provide service in exchange for the share-based payment.

Recent Accounting Guidance

Accounting Standard Adopted during 2014:

Presentation of Unrecognized Tax Benefits

        In July 2013, the FASB issued an accounting standard that requires a liability related to unrecognized tax benefits to be presented as a reduction to the related deferred tax asset for a net operating loss carryforward or a tax credit carryforward (the "Carryforwards"). When the Carryforwards are not available at the reporting date under the tax law of the jurisdiction or the tax law of the jurisdiction does not require, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit will be presented in the financial statements as a liability and will not be combined with the related deferred tax assets. This standard is effective for fiscal years and interim periods beginning after December 15, 2013. Upon adoption, the standard must be applied prospectively to unrecognized tax benefits that exist at the effective date. Predecessor adopted the standard prospectively on January 1, 2014 and reclassed Current income taxes and other tax liabilities of $127.4 million to Deferred income taxes as a result of the adoption.

Future Application of Accounting Guidance:

Reporting Discontinued Operations

        In April 2014, the FASB issued an accounting standard that changes the requirements for presenting a component or group of components of an entity as a discontinued operation and requires new disclosures. Under the standard, the disposal of a component or group of components of an entity should be reported as a discontinued operation if the disposal represents a strategic shift that has (or will have) a major effect on an entity's operations and financial results. Disposals of equity method investments, or those reported as held-for-sale, will be eligible for presentation as a discontinued operation if they meet the new definition. The standard also requires entities to provide specified disclosures about a disposal of an individually significant component of an entity that does not qualify for discontinued operations presentation.

        The standard is effective prospectively for all disposals of components (or classification of components as held for sale) of an entity that occur within annual periods beginning on or after December 15, 2014, and interim periods beginning on or after December 15, 2015. Early adoption is permitted, but only for disposals (or classifications of components as held for sale) that have not been reported in financial statements previously issued. We adopted the standard on January 1, 2015, and it did not have a material effect on our consolidated financial condition, results of operations or cash flows.

Revenue from Contracts with Customers

        In May 2014, the FASB issued an accounting standard that provides a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. The standard will require an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This update creates a five-step model that requires entities to exercise judgment when considering the terms of the contract(s) which include (i) identifying the contract(s) with the customer, (ii) identifying the separate performance obligations in the contract, (iii) determining the transaction price, (iv) allocating the transaction price to the separate performance obligations, and (v) recognizing revenue when each performance obligation is satisfied.

        This standard is effective for nonpublic entities for annual periods beginning after December 15, 2017 and interim periods beginning after December 15, 2018. Nonpublic entities are permitted to adopt for annual and interim periods beginning after December 15, 2016. We have the option to apply the provisions of the standard either retrospectively to each prior reporting period presented or retrospectively with the cumulative effect of applying this standard recognized at the date of initial application. We plan to early adopt the standard on January 1, 2017. We are evaluating the effect the adoption of the standard will have on our consolidated financial statements.

Disclosure of Going Concern Uncertainties

        In August 2014, the FASB issued an accounting standard that requires management to assess an entity's ability to continue as a going concern, and to provide related footnote disclosure in certain circumstances. The new standard will be effective for all entities in the first annual period ending after December 15, 2016. Earlier adoption is permitted. We plan to adopt the standard on January 1, 2017.

Consolidation: Amendments to the Consolidation Analysis

        In February 2015, the FASB issued an accounting standard that affects reporting entities that are required to evaluate whether they should consolidate certain legal entities. Specifically, the amendments modify the evaluation of whether limited partnerships and similar legal entities are VIEs or voting interest entities; eliminate the presumption that a general partner should consolidate a limited partnership; affect the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships; and provide a scope exception from consolidation guidance for reporting entities with interests in legal entities that are required to comply with or operate in accordance with requirements that are similar to those in Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds.

        This standard will be effective for annual periods beginning after December 15, 2016 and for interim periods beginning after December 15, 2017 for nonpublic entities. Early adoption is permitted, including adoption in an interim period. The standard may be applied retrospectively or through a cumulative effect adjustment to equity as of the beginning of the year of adoption. We plan to adopt the standard on January 1, 2017. We are evaluating the effect the adoption of the standard will have on our consolidated financial condition, results of operations and cash flows.